Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.9%
General Obligation Bonds - 24.5%
1,650,000	Baltimore County Maryland	5.00%	08/01/2028	1,766,502
6,000,000	Baltimore County Maryland	5.00%	03/01/2032	7,054,178
1,520,000	Baltimore County Maryland	4.00%	02/01/2033	1,571,016
5,000,000	Baltimore County Maryland	4.00%	03/01/2036	5,444,966
1,080,000	Baltimore, Maryland	5.00%	10/15/2032	1,235,053
1,000,000	Maryland State	5.00%	08/01/2025	1,099,425
1,400,000	Maryland State	5.00%	08/01/2031	1,629,568
3,500,000	Montgomery County Maryland	5.00%	11/01/2023	3,679,090
1,485,000	Montgomery County Maryland	4.00%	11/01/2028	1,657,945
3,370,000	Montgomery County Maryland	3.00%	10/01/2034	3,368,259
1,350,000	Prince George's County Maryland	5.00%	10/01/2024	1,451,524
1,500,000	Prince George's County Maryland	5.00%	10/01/2025	1,653,962
1,550,000	Prince George's County Maryland	5.00%	10/01/2026	1,747,558
2,200,000	Prince George's County Maryland	5.00%	10/01/2027	2,531,426
1,000,000	Prince George's County Maryland	5.00%	07/15/2029	1,168,905
5,000,000	Prince George's County Maryland	4.00%	07/15/2037	5,417,640
1,290,000	St Mary's County Maryland	5.00%	05/01/2028	1,499,334
				43,976,351
Revenue Bonds - 74.4%
975,000	Austin, Texas	7.88%	09/01/2026	981,281
1,000,000	Baltimore, Maryland	5.00%	07/01/2028	1,127,973
1,320,000	Baltimore, Maryland	5.00%	07/01/2028	1,488,924
520,000	Baltimore, Maryland	5.00%	06/15/2030	545,749
225,000	Baltimore, Maryland^	3.25%	06/01/2031	217,358
670,000	Baltimore, Maryland	5.00%	06/15/2033	701,722
1,000,000	Baltimore, Maryland	4.00%	07/01/2034	1,080,797
1,600,000	Baltimore, Maryland	5.00%	07/01/2035	1,784,851
1,260,000	Baltimore, Maryland^	3.50%	06/01/2039	1,180,117
1,750,000	California Municipal Finance Authority^	5.00%	11/01/2039	1,845,158
1,130,000	Cedar Rapids, Iowa#	0.68%	08/15/2029	1,128,588
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,629,723
1,000,000	Frederick County Maryland^	5.00%	09/01/2027	1,051,140
2,000,000	Frederick County Maryland	5.00%	07/01/2029	2,329,066
5,050,000	Frederick County Maryland^	5.00%	09/01/2032	5,335,990
1,110,000	Frederick County Maryland^	5.00%	09/01/2037	1,165,116
1,410,000	Frederick County Maryland	3.75%	07/01/2039	1,359,506
1,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2028	1,080,435
2,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2033	2,146,831
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,084,218
2,650,000	Lehigh County Pennsylvania (SIFMA Municipal Swap Index + 1.10%)	1.61%	08/15/2038	2,737,693
1,245,000	Maryland Community Development Administration	5.00%	09/01/2030	1,435,972
1,030,000	Maryland Community Development Administration	5.00%	09/01/2031	1,181,210
2,660,000	Maryland Community Development Administration	2.41%	07/01/2043	2,286,758
1,140,000	Maryland Community Development Administration Local Government Infrastructure	4.00%	06/01/2035	1,249,117
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	892,701
1,500,000	Maryland Economic Development Corp.	4.00%	07/01/2040	1,551,132
4,500,000	Maryland Economic Development Corp.	4.50%	07/01/2044	4,620,235
1,100,000	Maryland Stadium Authority	1.42%	05/01/2025	1,056,856
3,000,000	Maryland Stadium Authority	5.00%	05/01/2030	3,332,198
1,750,000	Maryland Stadium Authority Built to Learn Revenue	4.00%	06/01/2036	1,872,020
1,715,000	Maryland State Department of Transportation	5.00%	10/01/2027	1,930,045
1,000,000	Maryland State Department of Transportation	5.00%	08/01/2033	1,160,307
1,150,000	Maryland State Department of Transportation	4.00%	08/01/2038	1,207,179
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	522,438
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	503,651
1,450,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,545,856
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,640,202
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	457,737
4,000,000	Maryland State Health & Higher Educational Facilities#	5.00%	08/15/2027	4,325,326
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,712,928
3,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	3,969,075
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	104,176
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	312,347
1,070,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2032	1,141,952
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	271,321
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,347,319
1,955,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	2,107,696
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	465,320
1,200,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2037	1,311,798
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2038	1,649,443
2,750,000	Maryland State Health & Higher Educational Facilities (SIFMA Municipal Swap Index + 0.28%)	0.79%	07/01/2042	2,749,846
1,310,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2043	1,434,032
4,355,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2045	4,909,606
4,000,000	Maryland State Health & Higher Educational Facilities#	5.00%	07/01/2045	4,476,664
2,500,000	Maryland State Transportation Authority	5.00%	07/01/2023	2,603,256
3,000,000	Maryland State Transportation Authority	5.00%	07/01/2025	3,283,373
1,510,000	Maryland State Transportation Authority	5.00%	07/01/2025	1,652,631
4,420,000	Maryland State Transportation Authority	5.00%	07/01/2028	5,030,272
4,330,000	Maryland State Transportation Authority	4.00%	06/01/2035	4,500,577
1,500,000	Metropolitan Washington DC Airports Authority	5.00%	10/01/2039	1,684,389
5,000,000	Miami-Dade County Florida Expressway Authority (1 Month LIBOR USD + 1.05%)	1.28%	07/01/2032	5,020,853
365,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	182,500
820,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	410,000
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,128,962
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,091,980
1,000,000	St Mary's College of Maryland	4.00%	09/01/2024	1,042,933
3,280,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	3,314,203
2,700,000	Washington Suburban Sanitary Commission	4.00%	06/01/2032	2,988,771
3,500,000	Washington Suburban Sanitary Commission	4.00%	06/01/2042	3,628,855
				133,300,254
Total Municipal Bonds (Cost $181,071,562)				177,276,605

Shares
Short-Term Investments - 0.3%
Money Market Funds - 0.3%
597,756	First American Government Obligations Fund - Class Z, 0.15%*			597,756
Total Short-Term Investments (Cost $597,756)				597,756
Total Investments - 99.2% (Cost $181,669,318)				177,874,361
Other Assets in Excess of Liabilities - 0.8%				1,480,794
NET ASSETS - 100.0%				$179,355,155

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.